Condensed Interim Consolidated Statements of Operations (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Revenues:
Products	$ 9,371	$ 4,479
Services	621	709
Total revenue	9,992	5,188
Cost of revenues:
Products	6,599	4,823
Services	60	157
Total cost of revenue	6,659	4,980
Gross profit	3,333	208
Operating expenses:
Research and development	406	316
Marketing and selling	855	1,060
General and administrative	1,212	835
Total operating expenses	2,473	2,211
Operating Income (loss)	860	(2,003)
Extinguishment and amortization of shareholders' convertible loans discount and beneficial conversion feature	19	1,096
Other financial expenses, net	(10)	304
Total financial expenses, net (Note 10)	9	1,400
Net income (loss) from continuing operations	851	(3,403)
Net income (loss) from discontinued operations	40	(22)
Net income (loss)	891	(3,425)
Net income (loss) attributable to RADA Electronic Industries' shareholders	883	(3,421)
Net income (loss) attributable to non-controlling interest	$ 8	$ (4)
Basic and diluted net income (loss) from continuing operations	$ 0.04	$ (0.24)
Basic and diluted net income (loss) from discontinued operations per Ordinary share	0.00	(0.00)
Basic and diluted net income (loss)	$ 0.04	$ (0.24)
Weighted average number of Ordinary shares used for computing basic and diluted net income (loss) per share	21,780,651	14,496,127